Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of December 31,
	2011	2010
Deferred tax assets (liabilities):
Property and equipment	$(144,185)	$(193,617)
Deferred revenue	1,517,024	2,503,984
Accrued expenses	1,138,800	1,518,400
Other	727,207	297,309
Net operating loss carryforwards	18,509,210	14,758,835
	21,748,056	18,884,911
Less valuation allowance	(21,748,056)	(18,884,911)
	$—	$—